Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Summary of Change in Non-Cash Working Capital
Change in
Non-Cash
Working Capital

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2024	2023	2024	2023

Change in non-cash working capital

Accounts receivable	$(4,039)	$2,132	$406	$2,981

Accounts payable and accrued liabilities	1,399	452	(1,262)	(3,004)

Other	(1,024)	(899)	(652)	(364)

Total change in non-cash working capital	$(3,664)	$1,685	$(1,508)	$(387)

Summary of Cash and Cash Equivalents
Cash and Cash Equivalents

(in thousands)	June 30 2024	December 31 2023
Cash and cash equivalents comprised of:

Cash	$490,885	$211,430

Cash equivalents	49,332	335,097

Total cash and cash equivalents	$540,217	$546,527
Cash equivalents include short-term deposits, treasury bills, commercial paper, bankers’ depository notes and bankers’ acceptances with terms to maturity at inception of less than three months.